Cash and Balances Due from Banks	12 Months Ended
Dec. 31, 2014
Cash and Balances Due from Banks [Abstract]
Cash and Balances Due from Banks
(2)	Cash and Balances Due from Banks

Components of cash and balances due from banks are as follows as of December 31:

	2014	2013

Cash on Hand and Cash Items	$9,974,663	$10,531,340
Noninterest-Bearing Deposits with Other Banks	14,498,207	15,160,265

	$24,472,870	$25,691,605

The Company is required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank based on a percentage of deposits.  Reserve balances totaled approximately $1,278,000 and $1,252,000 at December 31, 2014 and 2013, respectively.